Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Values of Financial Instruments
Note 16. Fair Values of Financial Instruments
Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;
Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or
Level 3	Unobservable inputs, such as discounted cash flow models or valuations.
The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company used the following methods and assumptions to estimate the fair value of financial instruments that are measured at fair value on a recurring basis:
Investment Securities
The fair values of debt securities available for sale are determined by third party matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).
As of December 31, 2017, the Company owned certain beneficial interests in one collateralized debt obligation secured by community bank trust preferred securities. These interests do not trade in a liquid market, and therefore, market quotes are not a reliable indicator of their ultimate realizability. The Company utilized a discounted cash flow model using inputs of (1) market yields of trust-preferred securities as the discount rate and (2) expected cash flows which are estimated using assumptions related to defaults, deferrals and prepayments to determine the fair values of these beneficial interests. Many of the factors that adjust the timing and extent of cash flows are based on judgment and not directly observable in the markets. Therefore, these fair values were classified as Level 3 valuations for accounting and disclosure purposes. Since observable transactions in these securities are extremely rare, the Company used assumptions that a market participant would use in valuing these instruments. These assumptions primarily include cash flow estimates and market discount rates. The cash flow estimates are sensitive to the assumptions related to the ability of the issuers to pay the underlying trust preferred securities according to their terms. The market discount rates depend on transactions, which are rare given the lack of interest of investors in these types of beneficial interests.
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2018:

	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$95,977,783	$—	$95,977,783
Mortgage-backed securities	—	247,374,153	—	247,374,153
State, County, Municipals	—	101,394,518	—	101,394,518
	$—	$444,746,454	$—	$444,746,454
The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2017:

	Quoted Prices
	in Active
	Markets for	Significant Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$176,448,558	$—	$176,448,558
Mortgage-backed securities	—	208,423,057	—	208,423,057
State, County, Municipals	—	117,100,535	—	117,100,535
Other Investments	—	—	3,074,227	3,074,227
	$—	$501,972,150	$3,074,227	$505,046,377

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2018 and December 31, 2017.

	Fair Value Measurements Using
	Significant Unobservable Inputs
	(Level 3)
	2018	2017
Balance at January 1	$3,074,227	$2,971,106
Sales	$(2,865,294)
Principal payments received	—	(4,466)
Unrealized loss included in other comprehensive income	(208,933)	107,587

Balance at December 31	$—	$3,074,227
The Company recorded no gains or losses in earnings for the period ended December 31, 2018 and 2017 that were attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.
Impaired Loans
Loans considered impaired are reserved for at the time the loan is identified as impaired taking into account the fair value of the collateral less estimated selling costs. Collateral may be real estate and/or business assets including but not limited to, equipment, inventory and accounts receivable. The fair value of real estate is determined based on appraisals by qualified licensed appraisers. The fair value of the business assets is generally based on amounts reported on the business’s financial statements. Appraised and reported values may be adjusted based on management’s historical knowledge, changes in market conditions from the time of valuation and management knowledge of the client and the client’s business. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified Level 3. The unobservable inputs may vary depending on the individual assets with the fair value of real estate based on appraised value being the predominant approach. The Company reviews the certified appraisals for appropriateness and adjusts the value downward to consider selling, closing and liquidation costs, which typically approximates 25% of the appraised value. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.

Other real estate owned
OREO is primarily comprised of real estate acquired in partial or full satisfaction of loans. OREO is recorded at its estimated fair value less estimated selling and closing costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the ALLL. Subsequent changes in fair value are reported as adjustments to the carrying amount and are recorded against earnings. The Company outsources the valuation of OREO with material balances to third party appraisers. The Company reviews the third-party appraisal for appropriateness and adjusts the value downward to consider selling and closing costs, which typically approximate 25% of the appraised value.
The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2018 and 2017 and were still held at those respective dates:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Asset	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2018
Impaired loans	$—	$—	$3,364,538	$3,364,538
Other real estate owned	—	—	188,609	188,609
	$—	$—	$3,553,147	$3,553,147

December 31, 2017
Impaired loans	$—	$—	$544,502	$544,502
Other real estate owned	—	—	1,307,250	1,307,250
	$—	$—	$1,851,752	$1,851,752
Impaired loans with a carrying value of $3,364,538 and $544,502 had an allocated allowance for loan losses of $401,347 and $442,589 at December 31, 2018 and December 31, 2017, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.
After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustment to OREO in the amount of $-0- and $234,042 was necessary and was recorded during the year ended December 31, 2018 and December 31, 2017, respectively.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2018 and December 31, 2017:

		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying Value	Assets	Inputs	Inputs	Total Fair Value
2018		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$12,592,130	$12,592,130	$—	$—	$12,592,130
Interest bearing deposits with banks	8,079,742	8,079,742	—	—	8,079,742
Securities available-for-sale	444,746,454	—	444,746,454	—	444,746,454
Net loans	425,905,093	—	—	420,992,074	420,992,074

Financial liabilities
Deposits	$756,221,510	$544,985,869	$210,477,092	$—	$755,462,961
Securities Sold under
Agreement to Repurchase	107,965,505	107,965,505	—	—	107,965,505

		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying Value	Assets	Inputs	Inputs	Total Fair Value
2017		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$17,962,990	$17,962,990	$—	$—	$17,962,990
Interest bearing deposits with banks	1,532,420	1,532,420	—	—	1,532,420
Securities available-for-sale	505,046,377	—	501,972,150	3,074,227	505,046,377
Net loans	402,390,574	—	—	401,706,081	401,706,081
Financial liabilities
Deposits	$720,685,499	$543,123,284	$177,698,280	$—	$720,821,564
Federal Home Loan Bank advances	30,000,000	30,005,541	—	—	30,005,541
Securities Sold under Agreement to Repurchase	142,497,938	142,497,938	—	—	142,497,938